UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Appleton Group Wealth Management LLC
Address:           100 W Lawrence St STE 306
                   Appleton WI 54911

13F File Number:   28-13465
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mark C. Scheffler
Title:          CCO
Phone:          920-993-7727

Signature, Place, and Date of Signing



/s/ Mark C. Scheffler        Appleton WI          5/3/13
---------------------        ------------         --------

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13 F File Number           Name

     28-13465                         N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     1,025,976.50

List of Other Included Managers:

   No.   Form 13F File Number       Name

   1     28-NONE
   -     --------                   -------------------------------






                                                                                      INVEST                              VOTING
                                                                                      -------  -----  ----------  ------  -------
                                  TITLE                           SHRS                 MENT                               AUTHOR-
                                  -----  ---------  ---------  ----------  ---  ----  -------  -----  ----------  ------  -------
                                   OF                 VALUE      OR PRN    SH/  PUT/  DISCRE-  OTHER                        ITY
                                                    ---------  ----------  ---  ----  -------  -----  ----------  ------  -------
NAME OF ISSUER                    CLASS    CUSIP    (X$1,000)     AMT      PRN  CALL   TION     MGR      SOLE     SHARED   NONE
--------------------------------  -----  ---------  ---------  ----------  ---  ----  -------  -----  ----------  ------  -------
--------------------------------

iShares S&P US Preferred Stock
Index                                    464288687       253     6,233.00  SH         SLE          0    6,233.00          None
iShares Dow Jones US Real Estate         464287739    15,246   219,425.00  SH         SLE          0  219,425.00          None
SPDR Barclays High Yield Bond            78464A417     7,682   186,865.00  SH         SLE          0  186,865.00          None
PowerShares QQQ                          73935A104     1,281   163,570.00  SH         SLE          0  163,570.00          None
Materials Select Sector SPDR             81369Y100     7,533   192,271.50  SH         SLE          0  192,271.50          None
iShares Russell 1000 Value Index         464287598    16,237   200,032.00  SH         SLE          0  200,032.00          None
Schwab US Aggregate Bond ETF             808524839     3,007    57,865.00  SH         SLE          0   57,865.00          None